Condensed Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) (Parenthetical) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Condensed Income Statements, Captions [Line Items]
Warrants outstanding	6,017,157	6,031,498
Convertible Senior Notes [Member]
Condensed Income Statements, Captions [Line Items]
Convertible notes	575,000
Ordinary shares [member]
Condensed Income Statements, Captions [Line Items]
Warrants outstanding	3,456,785